Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Share-based Payment Award, Stock Options, Valuation Assumptions
The grant-date fair value of the Company’s stock options, excluding performance stock options, granted to employees and nonemployees, was estimated using the following weighted average assumptions:

	Year Ended December 31
	2020	2019

Expected term (in years)	5.94	5.98
Expected volatility	62.25%	59.68%
Risk-free interest rate	0.45%	2.23%
Expected dividend yield	0.00%	0.00%

Summary of Share-based Payment Arrangement, Option, Activity
Option activity under the 2017 Stock Plan, excluding performance stock options described above, is as follows (in thousands, except for weighted average exercise price and weighted average contractual term in years):

			Weighted
			Average
		Weighted	Contractual
		Average	Period	Aggregate
	Shares	Exercise Price	(in Years)	Intrinsic Value

Outstanding at December 31, 2019	11,565	$0.91
Granted	5,117	4.66
Exercised (including early exercised options vested during the period)	(3,705)	0.53
Forfeited and expired	(992)	1.75
Outstanding at December 31, 2020	11,985	2.57	8.50	$131,770

Vested as of December 31, 2020	4,583	1.13	7.82	56,952

Exercisable as of December 31, 2020	11,393	2.57	8.52	125,347

Summary of Share-based Payment Arrangement, Option, Exercise Price Range
The options outstanding and exercisable as of December 31, 2020, have been aggregated into ranges for additional disclosure as follows (in thousands, except weighted average remaining contractual life and exercise price):

		Options Outstanding	Options Exercisable

		Weighted		Weighted
		Average		Average
		Remaining		Remaining
Exercise Price	Shares	Contractual Life (in Years)	Shares	Contractual Life (in Years)

$0.06	921	6.88	693	6.89
0.40	2,533	7.24	2,521	7.24
1.55	259	7.80	183	7.84
1.75	3,305	8.38	3,168	8.36
2.43	3,324	9.35	3,320	9.35
8.90	117	9.80	1	9.80
9.37	4	9.86	—	—
9.41	1,522	9.97	1,507	9.97

	11,985		11,393

Summary of Share-based Payment Arrangement, Restricted Stock Unit, Activity
RSU activity under the 2017 Stock Plan is as follows (in thousands, except for weighted average fair value):

		Weighted Average
	Shares	Fair Value

Outstanding at December 31, 2019	—	—
Granted	1,545	$11.24
Vested	—	—
Forfeited and expired	(14)	9.21

Outstanding at December 31, 2020	1,531	11.26

Summary of Share-based Payment Arrangement, Activity	Warrant activity is as follows (in thousands, except for weighted average exercise price and weighted average contractual term in years):

			Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Shares	Exercise Price	Term (in Years)	Intrinsic Value

Outstanding at December 31, 2019	1,432,954	$1.37
Exercised	(589,872)	0.82
Outstanding at December 31, 2020	843,082	1.75	7.01	$9,957

Exercisable as of December 31, 2020	426,980	1.75	7.01	5,043

Summary of Share-based Payment Arrangement, Expensed and Capitalized, Amount
The following table summarizes stock-based compensation expense for employees and nonemployees, by category, on the consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2020	2019

Marketing	$1,172	$571
Selling, general, and administrative	4,659	7,457

Total stock-based compensation expense	$5,831	$8,028